UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549


                                   FORM N-CSR


              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES




                  Investment Company Act file number 811-21275
                                                     ---------

                           TURNAROUND INVESTMENT TRUST
                           ---------------------------
               (Exact name of registrant as specified in charter)


                 Post Office Box 7365, Eugene, Oregon 97401-0015
                 -----------------------------------------------
               (Address of principal executive offices) (Zip code)


 Julian G. Winters, 116 S. Franklin Street, P. O. Box 69, Rocky Mount, NC 27802
 -------------------------------------------------------------------------------
                     (Name and address of agent for service)


        Registrant's telephone number, including area code: 252-972-9922
                                                            ------------

                  Date of fiscal year end: Last day of February
                                           --------------------

                    Date of reporting period: August 31, 2006
                                              ---------------

Item 1.  REPORTS TO STOCKHOLDERS.


 Semi-Annual Report 2006









                                                        THE TURNAROUND FUND^(TM)
                                                                 August 31, 2006
                                                                     (Unaudited)
















This report and the financial statements contained herein are submitted for the general information of the shareholders of The Turnaround Fund(TM) (the "Fund"). This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus. Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested. Neither the Fund nor the Fund's distributor is a bank.

Distributor: Capital Investment Group, Inc., 116 S. Franklin Street, Rocky Mount, NC 27804, Phone 1-800-773-3863.

--------------------------------------------------------------------------------
An investment in the Fund is subject to investment risks, including the possible loss of some or the entire principal amount invested. There can be no assurance that the Fund will be successful in meeting its investment objective. Investment in the Fund is also subject to the following risks: market risk, management style risk, sector risk, small company risk, portfolio turnover risk, non-diversified fund risk and short sales risk. More information about these risks and other risks can be found in the Fund's prospectus.

The performance information quoted above represents past performance, which is not a guarantee of future results. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. A redemption fee of 2% of the amount redeemed is imposed on redemptions of Fund shares occurring within thirty days following the issuance of such shares. See the section in the prospectus entitled "Redeeming Shares - Fees on Redemptions" for additional information regarding the applicability of the Redemption Fee. An investor may obtain performance data current to the most recent month-end by visiting www.nottinghamco.com.

An investor should consider the investment objectives, risks, and charges and expenses of the Funds carefully before investing. The prospectus contains this and other information about the Fund. A copy of the prospectus is available at www.nottinghamco.com or by calling Shareholder Services at 1-800-773-3863. The prospectus should be read carefully before investing.
--------------------------------------------------------------------------------

Stated performance in the Fund was achieved at some or all points during the year by waiving or reimbursing part of the Fund's total expenses to ensure shareholders did not absorb expenses significantly greater than the industry norm.

This Semi-Annual Report was first distributed to shareholders on or about October 30, 2006.

For More Information on Your Turnaround Fund:

              See Our Web site @ www.theturnaroundfund.com
                       or
              Call Our Shareholder Services Group Toll-Free at 1-800-773-3863

Fund Expenses
________________________________________________________________________________

As a shareholder of the Fund, you incur ongoing costs, including management fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period as indicated below.

Actual Expenses - The first line of the table below provides information about the actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes - The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed annual rate of return of 5% before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds by comparing this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees for shares redeemed within one year. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                                         Beginning                 Ending
                                                       Account Value            Account Value             Expenses Paid
Expense Examples                                       March 1, 2006           August 31, 2006            During Period*
-------------------------------------------------- ----------------------- ------------------------ ---------------------------
Actual                                                   $1,000.00                 $888.70                    $8.33
-------------------------------------------------- ----------------------- ------------------------ ---------------------------
Hypothetical (5% return before expenses)                 $1,000.00                $1,016.38                   $8.89
-------------------------------------------------- ----------------------- ------------------------ ---------------------------
* Actual expenses are based on expenses incurred in the most recent six-month period. The Fund's annualized  six-month expense ratio is 1.75%. The values under "Expenses Paid During Period" are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period.)

THE TURNAROUND FUND^(TM)

Schedule of Investments
(Unaudited)

As of August 31, 2006

-----------------------------------------------------------------------------------------------------------------------------------
                                       Shares    Market Value                                                       Market Value
                                                   (Note 1)                                              Contracts    (Note 1)
----------------------------------------------------------------   ----------------------------------------------------------------

COMMON STOCKS - 83.39%                                             CALL OPTIONS PURCHASED - 10.38% (Note 1)

Airlines - 6.41%                                                   *  Blockbuster Inc., 01/19/2008
*    JetBlue Airways Corporation          45,000   $    460,800           Strike $5.00                       2,000  $    140,000
                                                   ------------
                                                                   *  Commerce Bancorp, Inc., 01/19/2008
Auto Parts & Equipment - 4.25%                                            Strike $30.00                        175       122,500
     Lear Corporation                     15,000        305,100
                                                   ------------    *  Eastman Kodak Company, 01/19/2008
                                                                          Strike $20.00                        275       112,750
Banks - 13.91%
     Commerce Bancorp, Inc.               30,000        999,300    *  The Home Depot, Inc., 01/17/2009
                                                   ------------           Strike $35.00                        200       123,400

Commercial Services - 4.65%                                        *  Wal-Mart Stores, Inc., 01/19/2008
*    BearingPoint, Inc.                   40,000        334,400           Strike $45.00                        450       247,500
                                                   ------------                                                     ------------
                                                                   Total Call Options Purchased
Computers - 4.72%                                                         (Cost $1,035,370)                              746,150
*    Gateway Inc.                        169,500        339,000                                                     ------------
                                                   ------------

Food - 4.55%                                                       Total Investments (Cost $7,320,174) - 94.85%     $  6,815,157
*    Wild Oats Markets, Inc.              20,000        326,800    Other Assets less Liabilities - 5.15%                 369,861
                                                   ------------                                                     ------------

Internet - 23.91%
*    1-800-FLOWERS.COM Inc.               70,000        322,700    Net Assets - 100.00%                             $  7,185,018
*    Amazon.com, Inc.                     10,000        308,300                                                     ============
*    Overstock.com, Inc.                  57,500      1,087,325
                                                   ------------    *  Non-income producing investment.
                                                      1,718,325
                                                   ------------
Retail - Automobiles - 11.54%
*    Carmax, Inc.                         22,000        829,180
                                                   ------------
Retail - Building Products - 2.86%                                 Summary of Investments by Industry
     The Home Depot, Inc.                  6,000        205,740
                                                   ------------                                          % of Net       Market
                                                                   Industry                                Assets         Value
Retail - Home Furnishings - 4.45%                                  --------------------------------------------------------------
     Pier 1 Imports, Inc.                 50,000        319,500    Airlines                                  6.41%     $ 460,800
                                                   ------------    Auto Parts & Equipment                    4.24%       305,100
                                                                   Banks                                    15.61%     1,121,800
Retail - Video Rental - 2.14%                                      Commercial Services                       4.65%       334,400
*    Blockbuster Inc.                     38,500        153,615    Computers                                 4.72%       339,000
                                                   ------------    Food                                      4.55%       326,800
                                                                   Internet                                 23.92%     1,718,325
Total Common Stocks (Cost $6,207,557)                 5,991,760    Investment Company                        1.08%        77,247
                                                   ------------    Miscellaneous Manufacturer                1.57%       112,750
                                                                   Retail - Automobiles                     11.54%       829,180
INVESTMENT COMPANY - 1.08%                                         Retail - Building Products                4.58%       329,140
     Evergreen Institutional Money Market Fund                     Retail - Discount                         3.44%       247,500
        (Cost $77,247)                    77,247         77,247    Retail - Home Furnishings                 4.45%       319,500
                                                   ------------    Retail - Video Rental                     4.09%       293,615
                                                                   -------------------------------------------------------------
                                                                   Total                                    94.85%    $6,815,157

See Notes to Financial Statements

THE TURNAROUND FUND^(TM)

Statement of Assets and Liabilities
(Unaudited)

As of August 31, 2006

------------------------------------------------------------------------------------------------------------------------------------

Assets:
  Investments, at value (cost $7,320,174) .................................................................             $ 6,815,157
  Receivables:
    Investments sold ......................................................................................                 374,543
    Fund shares sold ......................................................................................                   3,539
    Dividends .............................................................................................                     450
  Prepaid expenses ........................................................................................                  15,601
  Due from affiliates:
    Adviser (note 2) ......................................................................................                   4,664
                                                                                                                        -----------
Total assets ..............................................................................................               7,213,954
                                                                                                                        -----------
Liabilities:
  Payable:
    Fund shares repurchased ...............................................................................                  11,399
  Accrued expenses ........................................................................................                  17,537
                                                                                                                        -----------
  Total liabilities .......................................................................................                  28,936
                                                                                                                        -----------
Net Assets ................................................................................................             $ 7,185,018
                                                                                                                        ===========
Net Assets Consist of:
  Capital (par value and paid in surplus) .................................................................             $ 7,814,600
  Accumulated net investment loss .........................................................................                 (47,315)
  Accumulated net realized loss on investments ............................................................                 (77,250)
  Net unrealized depreciation on investments ..............................................................                (505,017)
                                                                                                                        -----------
  Total Net Assets ........................................................................................             $ 7,185,018
                                                                                                                        ===========
Shares Outstanding, $0.001 par value per share (unlimited authorized shares) ..............................                 647,331
Net Asset Value, Maximum Offering Price and Redemption Price Per Share ....................................             $     11.10

















See Notes to Financial Statements

THE TURNAROUND FUND^(TM)

Statement of Operations
(Unaudited)

For the six months ended August 31, 2006

------------------------------------------------------------------------------------------------------------------------------------

Investment Income:
  Dividends .........................................................................................                   $    27,387
                                                                                                                        -----------
      Total Income ..................................................................................                        27,387
                                                                                                                        -----------
Expenses:
  Advisory fees (note 2) ............................................................................                        42,661
  Administration fees (note 2) ......................................................................                         7,466
  Transfer agent fees (note 2) ......................................................................                        10,500
  Fund accounting fees (note 2) .....................................................................                        13,927
  Compliance service fees (note 2) ..................................................................                         3,875
  Custody fees (note 2) .............................................................................                         2,366
  Other accounting fees (note 2) ....................................................................                         4,534
  Registration and filing administration fees (note 2) ..............................................                         4,070
  Legal fees ........................................................................................                         9,075
  Audit and tax preparation fees ....................................................................                         6,806
  Registration and filing expenses ..................................................................                         9,411
  Shareholder servicing expenses ....................................................................                         3,025
  Printing expenses .................................................................................                         1,512
  Trustee fees and meeting expenses .................................................................                         5,294
  Securities pricing fees ...........................................................................                           756
  Other operating expenses ..........................................................................                         6,554

  Total Expenses ....................................................................................                       131,832
                                                                                                                        -----------
  Expenses reimbursed by advisor (note 2) ...........................................................                       (14,469)
  Advisory fees waived (note 2) .....................................................................                       (42,661)
                                                                                                                        -----------
Net Expenses ........................................................................................                        74,702
                                                                                                                        -----------
Net Investment Loss .................................................................................                       (47,315)
                                                                                                                        -----------
Realized and Unrealized Gain (Loss) on Investments

  Net realized gain from investment transactions ....................................................                       145,855
  Change in unrealized appreciation on investments ..................................................                    (1,013,694)
                                                                                                                        -----------
Realized and Unrealized Loss on Investments .........................................................                      (867,839)
                                                                                                                        -----------
Net Decrease in Net Assets Resulting from Operations ................................................                   $  (915,154)
                                                                                                                        ===========






See Notes to Financial Statements

THE TURNAROUND FUND^(TM)

Statements of Changes in Net Assets

                                                                                        August 31,         February 28,
For the six month period or fiscal year ended                                           2006 (a)              2006
------------------------------------------------------------------------------------------------------------------------------------

Operations:
     Net investment loss ...................................................         $    (47,315)         $   (100,781)
     Net realized gain from investment transactions ........................              145,855               824,159
     Change in unrealized appreciation on investments ......................           (1,013,694)           (1,550,035)
                                                                                     ------------          ------------
Net Decrease in Net Assets Resulting from Operations .......................             (915,154)             (826,657)
                                                                                     ------------          ------------

Distributions to Shareholders: (note 4)
     Net realized gain from investment transactions ........................                 --              (1,014,872)
                                                                                     ------------          ------------
Decrease in Net Assets Resulting from Distributions ........................                 --              (1,014,872)
                                                                                     ------------          ------------
Capital Share Transactions: (note 5)
     Shares sold ...........................................................              362,971             1,977,803
     Redemption fees (note 1) ..............................................                   49                  --
     Reinvested dividends and distributions ................................                --               1,004,139
     Shares repurchased ....................................................           (1,307,766)           (5,687,121)
                                                                                     ------------          ------------
Decrease from Capital Share Transactions ...................................             (944,746)           (2,705,179)
                                                                                     ------------          ------------
Net Decrease in Net Assets .................................................           (1,859,900)           (4,546,708)
                                                                                     ------------          ------------
Net Assets:
     Beginning of period ...................................................            9,044,918            13,591,626
     End of period .........................................................         $  7,185,018          $  9,044,918
                                                                                     ============          ============
Accumulated Net Investment Loss ............................................         $    (47,315)                 --


(a) Unaudited.
















See Notes to Financial Statements

THE TURNAROUND FUND^(TM)

Finacial Highlights

For a share outstanding during the                            August 31,        February 28,   February 28,    February 29,
fiscal year or period ended                                    2006 (a)            2006           2005          2004 (b)
------------------------------------------------------------------------------------------------------------------------------------

Net Asset Value, Beginning of Period............................ $ 12.50          $ 14.84        $ 14.39        $ 10.00
                                                                 -------          -------        -------        -------
(Loss) Income from Investment Operations
      Net investment (loss) income..............................   (0.07)           (0.14)          0.11          (0.04)
      Net realized and unrealized (loss) gain on securities.....   (1.33)           (0.80)          0.56           4.62
                                                                 -------          -------        -------        -------
Total from Investment Operations................................   (1.40)           (0.94)          0.67           4.58
                                                                 -------          -------        -------        -------
Less Distributions:
      Dividends (from net investment income)....................       -                -          (0.11)            -
      Distribution in excess of net investment income...........       -                -           0.00 (c)         -
      Distributions (from capital gains)........................       -            (1.40)         (0.11)         (0.19)
      Redemption fees...........................................    0.00 (c)           -              -              -
                                                                 -------          -------        -------        -------
Total Distributions.............................................    0.00            (1.40)         (0.22)         (0.19)
                                                                 -------          -------        -------        -------
Net Asset Value, End of Period.................................. $ 11.10          $ 12.50        $ 14.84        $ 14.39
                                                                 =======          =======        =======        =======
Total return....................................................  (11.13)%          (6.57)%         4.71 %        45.90 %

Net Assets, End of Period (in thousands)........................ $ 7,185          $ 9,045        $13,592       $ 13,412

Average Net Assets for the Period (in thousands)................ $ 8,463         $ 11,325        $13,568        $ 5,450

Ratios of:
Gross Expenses to Average Net Assets (e)........................    3.09 % (d)       2.52 %         2.45 %         4.42 % (d)
Net Expenses to Average Net Assets (e)..........................    1.75 % (d)       1.75 %         1.75 %         1.75 % (d)
Net Investment (Loss) Income to Average Net Assets..............   (1.11)% (d)      (0.89)%         0.73 %        (0.69)% (d)

Portfolio turnover rate.........................................   25.69 %         121.79 %       108.24 %        31.71 %



(a)  Unaudited.
(b) For the period from April 9, 2003 (Date of Initial Public Investment) through February 29, 2004.
(c)  Actual amount is less than $0.01 per share.
(d)  Annualized.
(e) The expense ratios listed above reflect total expenses prior to any waivers and reimbursements (gross expense ratio) and after and waivers and reimbursements (net expense ratio).





See Notes to Financial Statements

THE TURNAROUND FUND^TM)

Notes to Financial Statements (Unaudited)
________________________________________________________________________________

1.   Organization    and   Significant    Certain    dividends    from   foreign
     Accounting Policies                  securities will be recorded as soon as
                                          the Trust is informed of the  dividend
The Turnaround Fund(TM) (the "Fund") if such information is obtained is a series fund. The Fund is part of subsequent to the ex-dividend date. the Turnaround Investment Trust (the Interest income is recorded on the
"Trust"),  which  was  organized  as a    accrual     basis     and     includes
Delaware   Statutory   Trust   and  is    amortization    of    discounts    and
registered    under   the   Investment    premiums.   Gains   and   losses   are
Company Act of 1940 (the "1940  Act"),    determined  on  the  identified   cost
as   amended,    as   an    open-ended    basis,  which is the same  basis  used
management   investment  company.  The    for federal income tax purposes.
Fund     is     classified     as    a
non-diversified  series  of  shares as    Option Writing
defined in the 1940 Act.                  When the Fund  writes  an  option,  an
                                          amount  equal to the premium  received
The Turnaround Fund(TM) commenced by the Fund is recorded as a liability operations on April 9, 2003. The and is subsequently adjusted to the
investment objective of the Fund is to    current   fair  value  of  the  option
provide  long-term  growth of  capital    written.    Premiums   received   from
through investments in equity writing options that expire securities, consisting primarily of unexercised are treated by the Fund on common and preferred stocks and the expiration date as realized gains securities convertible into common from investments. The difference
stocks.                                   between  the  premium  and the  amount
                                          paid on  effecting a closing  purchase
The following accounting policies have transaction, including brokerage been consistently followed by the Fund commissions, is also treated as a and are in conformity with accounting realized gain or loss (depending on if principles generally accepted in the the premium is less than the amount United States of America in the paid for the closing purchase
investment company industry.              transaction).  If  a  call  option  is
                                          exercised, the premium is added to the
Investment Valuation                      proceeds   from   the   sale   of  the
The Fund's investments in securities underlying security or currency in are carried at value. Securities determining whether the Fund has listed on an exchange or quoted on a realized a gain or loss. If a put
national  market  system are valued at    option  is   exercised,   the  premium
the last sales price as of 4:00 p.m. reduces the cost basis of the Eastern Time. Securities traded in the securities purchased by the Fund. The NASDAQ over-the-counter market are Fund, as the writer of an option,
generally   valued   at   the   NASDAQ    bears   the   market    risk   of   an
Official Closing Price. Other unfavorable change in the price of the securities traded in the security underlying the written over-the-counter market and listed option. The Fund did not write any
securities   for  which  no  sale  was    options  during  the six month  period
reported  on that  date are  valued at    ended August 31, 2006
the most recent bid price.  Securities
and  assets  for which  representative    Expenses
market quotations are not readily The Fund bears expenses incurred available (e.g., if the exchange on specifically on its behalf as well as which the portfolio security is a portion of general expenses, which
principally  traded closes early or if    are  allocated  according  to  methods
trading  of the  particular  portfolio    approved annually by the Trustees.
security is halted  during the day and
does not  resume  prior to the  Fund's    Dividend Distributions
net asset value calculation) or which The Fund may declare and distribute cannot be accurately valued using the dividends from net investment income Fund's normal pricing procedures are (if any) quarterly. Distributions from valued at fair value as determined in capital gains (if any) are also good faith under policies approved by generally declared and distributed
the Trustees.  A portfolio  security's    annually.
"fair value" price may differ from the
price   next    available   for   that    Estimates
portfolio security using the Fund's The preparation of financial normal pricing procedures. Investment statements in conformity with companies are valued at net asset accounting principles generally value. Instruments with maturities of accepted in the United States of
60 days or less are valued at America requires management to make amortized cost, which approximates estimates and assumptions that affect
market value.                             the  amount  of  assets,  liabilities,
                                          expenses and revenues  reported in the
Investment Transactions and Investment    financial  statements.  Actual results
Income                                    could differ from those estimates.
Investment  transactions are accounted
for as of the date  purchased  or sold
(trade  date).   Dividend   income  is
recorded  on  the  ex-dividend   date.                               (Continued)

THE TURNAROUND FUND^TM)

Notes to Financial Statements (Unaudited)
________________________________________________________________________________

Fees on Redemptions                       The   advisory   fee   rate,   expense
The Fund charges a  redemption  fee of    limitation    percentage,    and   the
2.00%  of  the  amount   redeemed   on    advisory   fees  waived  and  expenses
redemptions   of   the   Fund   shares    reimbursed  for the  most  recent  six
occurring within thirty days following    month period are as follows:
the  issuance  of  such  shares.   The
Redemption Fee is not a fee to finance    ---------- ------------ ---------- ------------
sales or sales promotion expenses, but     Advisory     Expense    Advisory
is paid  to the  Fund  to  defray  the       Fees     Limitation     Fees      Expenses
costs of  liquidating  an investor and       Rate        Ratio      Waived     Reimbursed
discouraging   short-term  trading  of    ---------- ------------ ---------- ------------
Fund shares. No Redemption Fee will be       1.00%      1.75%       $42,661    $14,469
imposed  on the  redemption  of shares    ---------- ------------ ---------- ------------
representing dividends or capital gain
distributions,     or    on    amounts    Administrator
representing  capital  appreciation of    The Fund pays a monthly administration
shares.                                   fee to The  Nottingham  Company  ("the
                                          Administrator") based upon the average
Federal Income Taxes                      daily  net  assets  of  the  Fund  and
No  provision   for  income  taxes  is    calculated  at  the  annual  rates  as
included in the accompanying financial    shown in the schedule  provided on the
statements,  as the  Fund  intends  to    following  page  which is subject to a
distribute to shareholders all taxable    minimum  of  $2,000  per  month.   The
investment  income and realized  gains    Administrator  also  receives a fee to
and otherwise comply with Subchapter M    procure and pay the Fund's  custodian,
of   the    Internal    Revenue   Code    additional   compensation   for   fund
applicable  to  regulated   investment    accounting and recordkeeping services,
companies.                                additional  compensation  for  certain
                                          costs    involved   with   the   daily
Indemnifications                          valuation   of   securities   and   as
Under   the   Fund's    organizational    reimbursement     for    out-of-pocket
documents,  its  officers and Trustees    expenses.  A  breakdown  of  these  is
are   indemnified    against   certain    provided on the following page.
liabilities   arising   out   of   the
performance  of  their  duties  to the    Compliance Services
Fund.  In  addition,   in  the  normal    The  Nottingham  Compliance  Services,
course of  business,  the Fund  enters    LLC, a fully  owned  affiliate  of The
into  contracts  with its  vendors and    Nottingham Company,  provides services
others   that   provide   for  general    which   assists  the   Trust's   Chief
indemnifications.  The Fund's  maximum    Compliance  Officer in monitoring  and
exposure under these  arrangements  is    testing the policies and procedures of
unknown,  as this would involve future    the   Trust   in   conjunction    with
claims  that may be made  against  the    requirements  under  Rule 38a-1 of the
Fund.  The  Fund  expects  the risk of    Investment  Company  Act of  1940.  It
loss to be remote.                        receives compensation for this service
                                          at an annual rate of $7,750.
2. Transactions with Affiliates
                                          Transfer Agent
Adviser                                   North Carolina  Shareholder  Services,
The Fund pays a monthly  advisory  fee    LLC   ("Transfer   Agent")  serves  as
to  Alsin  Capital  Management,  Inc.,    transfer,    dividend   paying,    and
(the "Adviser") based upon the average    shareholder  servicing  agent  for the
daily  net  assets  of  the  Fund  and    Fund. It receives compensation for its
calculated  at  an  annual  rate.  The    services   based   upon   a  $15   per
Adviser has entered into a contractual    shareholder  per  year,  subject  to a
agreement     ("Expense     Limitation    minimum  fee of $1,750 per  month,  if
Agreement")  with the Fund under which    any.
it has  agreed to waive or reduce  its
fees and to assume  other  expenses of    Distributor
the Fund,  if  necessary,  in  amounts    Capital  Investment  Group,  Inc. (the
that limit the Fund's total  operating    "Distributor")  serves  as the  Fund's
expenses   (exclusive   of   interest,    principal underwriter and distributor.
taxes, brokerage fees and commissions,    The  Distributor  receives  $5,000 per
extraordinary  expenses, and payments,    year paid in monthly  installments for
if any,  under a Rule  12b-1  Plan) to    services    provided    and   expenses
not more than a  specified  percentage    assumed.
of the average annual daily net assets
of the Fund.                              Certain  Trustees  and officers of the
                                          Trust   are  also   officers   of  the
                                          Adviser,   the   Distributor   or  the
                                          Administrator.

                                                                     (Continued)

------------------------------------------------------------------------------------------------------------------------------------
                                                                            Fund          Fund Accounting Asset
        Administration Fees*             Custody Fees*                   Accounting             Based Fees              Blue Sky
       Average Net         Annual        Average Net         Annual         Fees         Average Net     Annual       Administration
          Assets            Rate            Assets            Rate        (monthly)        Assets         Rate        Fees (annual)
------------------------------------------------------------------------------------------------------------------------------------
      First $50 million      0.175%     First $100 million     0.020%      $2,250        All Assets        0.01%      $150 per state
       Next $50 million      0.150%     Over $100 million      0.009%
       Next $50 million      0.125%
       Next $50 million      0.100%
      Over $200 million      0.075%
------------------------------------------------------------------------------------------------------------------------------------
*Minimum monthly fees of $2,000 and $400 for Administration and Custody, respectively.

3.   Purchases and Sales of Investment               The aggregate cost of investments  and
     Securities                                      the    composition    of    unrealized
                                                     appreciation   and   depreciation   of
For the six month  period ended August               investment   securities   for  federal
31,  2006,   the  aggregate   cost  of               income tax  purposes  as of August 31,
purchases  and proceeds  from sales of               2006 are  noted  below in Table 3. The
investment    securities    (excluding               primary  difference  between  book and
short-term    securities)    were   as               tax  appreciation  or  depreciation of
follows:                                             investments    is   wash   sale   loss
                                                     deferrals.

------------------------- -----------------------  --------------------------------------------
                           Proceeds from Sales of   Table 2           Aggregate Gross
 Purchases of Securities               Securities                        Unrealized
------------------------- -----------------------  --------------------------------------------
              $2,105,420              $2,931,046    Federal Tax
------------------------- -----------------------         Cost      Appreciation   Depreciation
                                                   --------------------------------------------
There were no  long-term  purchases or                $7,355,034      $837,597      $1,377,474
sales  of U.S  Government  Obligations             --------------------------------------------
during  the  six  month  period  ended
August 31, 2006.                                     The    amount   of    dividends    and
                                                     distributions   from  net   investment
4.   Federal Income Tax                              income and net realized  capital gains
                                                     are  determined  in  accordance   with
The information shown on the following               federal income tax  regulations  which
tables  represent:  (1) tax components               may  differ  from  generally  accepted
of capital  for the fiscal  year ended               accounting  principles  in the  United
February  28,  2006,   (2)  unrealized               States of America.  These  differences
appreciation    or   depreciation   of               are due to  differing  treatments  for
investments  for  federal  income  tax               items  such as net  short-term  gains,
purposes  as of August 31,  2006,  and               deferral   of   post-October   losses,
(3)  characterization of distributions               deferral of wash sale losses,  foreign
for federal  income tax  purposes  for               currency transactions,  net investment
the  fiscal  year ended  February  28,               losses      and      capital      loss
2006.                                                carry-forwards.  Permanent differences
                                                     such as tax returns of capital and net
--------------------------------------------------   investment  losses,  if any,  would be
Table 1                                              reclassified   against  capital.   See
                                                     table  below for a breakout  of income
  Undistributed                                      and  capital  gain  distributions  for
-------------------                                  federal  income tax  purposes  for the
             Long-Term   Other Book                  six  months  and  fiscal   year  ended
 Ordinary     Capital    to Tax       Net Tax        August 31, 2006 and February 28, 2006.
  Income       Gains     Differences  Appreciation
---------- ------------ ------------- ------------   -------------------------------------
    $0          $0       ($188,148)     $473,720     Table 3
---------- ------------ ------------- ------------   Distribution             February 28,
                                                     Classification               2006
                                                     -------------------------------------
                                                     Ordinary Income              $95,475
                                                     Capital Gain                $919,397
                                                     -------------------------------------

                                                                              (Continued)

THE TURNAROUND FUND(TM)

Additional Information (Unaudited)
________________________________________________________________________________

5. Capital Share Transactions

--------------------------------------------------------------------------------------------------------------------------------
For the six month period and fiscal year ended:                   August 31,                           February 28,
                                                                     2006                                2006 (a)
--------------------------------------------------------------------------------------------------------------------------------
Transactions in Fund Shares                                            29,026                               140,893
        Shares sold
        Reinvested distributions                                            0                                78,326
        Shares repurchased                                          (105,541)                             (411,170)
Net Decrease in Capital Share                                        (76,515)                             (191,951)
Shares Outstanding, Beginning of Period                               723,846                               915,797
Shares Outstanding, End of Period                                     647,331                               723,846
--------------------------------------------------------------------------------------------------------------------------------
(a) Audited.

6.   Changes      in      Registrant's    audit  opinion  that might be rendered
     Certifying Accountant                on the Funds' financial statements, or
                                          (ii) any  matter  that was  either the
On March 21, 2005, Deloitte & Touche subject of a disagreement or a LLP was removed as the independent reportable event, as such terms are registered public accounting firm for defined in Item 304 of Regulation S-K. the Trust. Deloitte & Touche LLP was previously engaged as the independent registered public accounting firm to audit the Fund's financial statements.

Deloitte & Touche  LLP issued  reports
on the Fund's financial  statements as
of February  28, 2005 and February 29,
2004.  Such reports did not contain an
adverse  opinion  or a  disclaimer  of
opinion,  nor were they  qualified  or
modified  as  to  uncertainty,   audit
scope, or accounting principles.

The  decision  to  remove  Deloitte  &
Touche LLP was approved by the Trust's
Audit  Committee  and  ratified by the
Board of Trustees.

At no time  preceding  the  removal of
Deloitte  & Touche  LLP were there any
disagreements  with  Deloitte & Touche
LLP  on  any   matter  of   accounting
principles  or  practices,   financial
statement   disclosure,   or  auditing
scope     or     procedure,      which
disagreements,  if not resolved to the
satisfaction of Deloitte & Touche LLP,
would have caused it to make reference
to   the   subject   matter   of   the
disagreements  in connection  with its
report.   At  no  time  preceding  the
removal  of  Deloitte & Touche LLP did
any  of  the  events   enumerated   in
paragraphs  (1)(v)(A)  through  (D) of
Item 304(a) of Regulation S-K occur.

The  Trust  engaged  Briggs  Bunting &
Dougherty,  LLP as its new independent
registered  public  accounting firm on
March 21, 2005.  At no time  preceding
the  engagement  of  Briggs  Bunting &
Dougherty,  LLP did the Funds  consult
Briggs   Bunting  &   Dougherty,   LLP
regarding  either (i) the  application
of   accounting    principles   to   a
specified     transaction,      either
completed or proposed,  or the type of

THE TURNAROUND FUND(TM)

Additional Information (Unaudited)
________________________________________________________________________________

1.   Proxy Voting  Policies and Voting    fee levels reflect these  economies of
     Record                               scale for the  benefits  of the Fund's
                                          investors.
A copy of the Trust's Proxy Voting and
Disclosure Policy and the Adviser's To aid it in its review, the Board Proxy Voting and Disclosure Policy are reviewed various informational included as Appendix B to the Fund's materials including, without Statement of Additional Information limitation, copies of the Advisory and is available, without charge, upon Agreement and Expense Limitation request, by calling 1-800-773-3863. Agreement for the Fund; a memorandum Information regarding how the Fund from the Adviser to the Board voted proxies relating to portfolio including information about the securities during the most recent Adviser, its business, its finances,
12-month   period  ended  June  30  is    its  personnel,  its  services  to the
available  (1)  without  charge,  upon    Fund,  and  comparative  expense ratio
request, by calling the Fund at the information for other mutual funds number above and (2) on the SEC's with the strategy similar to the Fund
website at http://www.sec.gov.            (the  "Adviser  Memorandum");   and  a
                                          memorandum  from  Kilpatrick  Stockton
2.   Quarterly Portfolio Holdings         LLP  (counsel  to  the  Trust)  to the
                                          Board     regarding     considerations
The Fund files its  complete  schedule    relevant  to a  review  of  investment
of portfolio holdings with the SEC for    advisory   contracts   by   investment
the first and third  quarters  of each    company trustees.
fiscal  year on Form N-Q.  The  Fund's
Forms N-Q are available on the SEC's In considering the nature, extent, and website at http://www.sec.gov. You may quality of the services provided by review and make copies at the SEC's the Adviser, the Board considered the
Public Reference Room in Washington, responsibilities the Adviser would D.C. You may also obtain copies after have under the Advisory Agreement. The paying a duplicating fee by writing Board reviewed the services being the SEC's Public Reference Section, provided by the Adviser to the Fund Washington, D.C. 20549-0102 or by including, without limitation, its
electronic          request         to    investment advisory services since the
publicinfo@sec.gov,  or  is  available    Fund's  inception,  its effort  during
without  charge,   upon  request,   by    the   Fund's   start-up   phase,   its
calling the Fund at 1-800-773-3863. coordination of services for the Fund Information on the operation of the among the Fund's service providers, Public Reference Room may be obtained and its efforts to promote the Fund
by calling the SEC at 202-942-8090.       and  assist in its  distribution.  The
                                          Board  also  noted  that  the  Trust's
3.   Approval of  Advisory  Agreements    chief  compliance  officer,  principal
     During the Period                    executive   officer,   and   principal
                                          financial officer are employees of the
The Adviser supervises the Fund's Adviser and serve the Trust without investments pursuant to an Investment additional compensation. After
Advisory Agreement ("Advisory reviewing the foregoing information Agreement"). During the Fund's most and further information in the Adviser recent fiscal half-year, the Advisory Memorandum (e.g., descriptions of the Agreement came up for renewal. The Adviser's business and the Adviser's Trust's Board of Trustees unanimously Form ADV), the Board concluded that approved the renewal of the Advisory the quality, extent, and nature of the Agreement for another year at a Board services provided by the Adviser were
Meeting on March 22, 2006.                satisfactory   and  adequate  for  the
                                          Fund.
In  considering  whether  to renew the
Advisory Agreement, the Board reviewed In considering the investment and considered such information as the performance of the Fund and the
Board  deemed  reasonably   necessary,    Adviser,   the  Board   compared   the
including   the   following   material    performance   of  the  Fund  with  the
factors: (i) the nature, extent, and performance of benchmark indices, quality of the services to be provided comparable funds managed by other by the Adviser to the Fund; (ii) the investment advisers, and comparable investment performance of the Fund and peer group indices. The Board also the Adviser, (iii) the costs of the considered the consistency of the services to be provided and profits to Adviser's management of the Fund with be realized by the Adviser and its the Fund's investment objective and affiliates from the relationship with policies. Following further discussion the Fund, including any benefits of the short and long-term investment derived or to be derived by the performance of the Fund, the Adviser's Adviser from the relationship with the experience managing the Fund and
Fund; and (iv) the extent to which separate accounts, the Adviser's economies of scale would be realized historical investment performance, and as the Fund grows and whether advisory other factors, the Board concluded that the investment performance of the
                                          Fund and Adviser was satisfactory.


                                                                     (Continued)

THE TURNAROUND FUND(TM)

Additional Information (Unaudited)
________________________________________________________________________________

In   considering   the  costs  of  the    and  profits  to be  realized  by  the
services  to  be  provided   from  the    Adviser  and  its  affiliates   Fund's
relationship with the Fund, the Board current and projected asset levels for considered the Adviser's staffing, the next year, the Fund's arrangements
personnel,  and methods of  operating;    with  the   Adviser   were   fair  and
the Adviser's  compliance policies and    reasonable.
procedures; the financial condition of
the Adviser;  the level of  commitment    In considering the Adviser's practices
to the Fund and the Adviser by the regarding brokerage and portfolio principals of the Adviser; the asset transactions, the Board considered the levels of the Fund; the Adviser's Adviser's standards, and performance payment of startup costs for the Fund; in utilizing those standards, to seek and the overall expenses of the Fund, best execution for Fund portfolio including certain past fee waivers and transactions, including the use of reimbursements by the Adviser on alternative markets (e.g., direct behalf of the Fund. The Board reviewed purchases from issuers or underwriters the Fund's expense limitation or, as to equity securities, "third agreement with the Adviser, and noted market" for listed securities and
that the Adviser is likely to continue    principal     market     makers    for
waiving a portion of its management over-the-counter securities). The fees for a period of time based on Board also considered the anticipated current asset levels of the Fund. The portfolio turnover rate for the Fund; Board also considered potential the process by which evaluations are benefits for the Adviser in managing made of the overall reasonableness of the Fund, including promotion of the commissions paid; the method and basis
Adviser's  name,  the  ability for the    for  selecting  and   evaluating   the
Adviser to place small  accounts  into    broker-dealers  used; any  anticipated
the Fund, and the potential for the allocation of portfolio business to Adviser to generate soft dollars from persons affiliated with the Adviser;
Fund trades that may benefit the and the extent to which the Fund Adviser's clients other than the Fund. allocates portfolio business to The Board then compared the fees and broker-dealers who provide research, expenses of the Fund (including the statistical, or other services ("soft management fee) to other funds dollars"). After further review and comparable to the Fund in terms of the discussion, the Board determined that type of fund, the style of investment the Adviser's practices regarding management, the size of fund, and the brokerage and portfolio transactions
nature of the investment  strategy and    were satisfactory.
markets   invested   in,  among  other
factors. The Board determined that the In considering the possible conflicts Fund's expense ratio and management of interest, the Board considered such fees were lower than some of these matters as the experience and ability comparable funds and higher than of the advisory personnel assigned to others. Following this comparison and the Fund; the basis of decisions to upon further consideration and buy or sell securities for the Fund discussion of the foregoing, the Board and/or the Adviser's other accounts;
concluded  that the fees to be paid to    the method for  bunching of  portfolio
the  Adviser by the Fund were fair and    securities   transactions;   and   the
reasonable.                               substance  and  administration  of the
                                          Adviser's  code of  ethics.  Following
In considering the extent to which further consideration and discussion, economies of scale would be realized the Board found the Adviser's as the Fund grows and whether the standards and practices relating to advisory fee levels reflect these the identification and mitigation of economies of scale for the benefits of potential conflicts of interests to be
the   Fund's   investors,   the  Board    satisfactory.
considered   that   the   Fund's   fee
arrangements with the Adviser involve Based upon all of the foregoing both the management fee and the considerations, the Board, including a
Expense  Limitation   Agreement.   The    majority  of the  Trust's  independent
Board   determined   that,  while  the    trustees,  approved the renewal of the
management  fee would  remain the same    Advisory Agreement.
at all  asset  levels,  the  Fund  has
experienced  benefits from the Expense
Limitation    Agreement,    and   will
continue  to do so  until  the  Fund's
assets  grow  to  a  level  where  the
Adviser  begins   receiving  its  full
fees. Thereafter, the Board noted that
the Fund  would  continue  to  benefit
from  economies  of  scale  under  its
agreements   with  service   providers
other  than  the  Adviser.   Following
further discussion of the Fund's asset
levels,  expectations for growth,  and
levels of fees,  the Board  determined
that the Fund's fee arrangements  with
the  Adviser   continued   to  provide
benefits     through    the    Expense
Limitation  Agreement and that, at the

                   (This page was intentionally left blank.)

THE TURNAROUND FUND(TM)
is a series of the
Turnaround Investment Trust











For Shareholder Service Inquiries:           For Investment Advisor Inquiries:

Documented:                                  Documented:

NC Shareholder Services                      Alsin Capital Management, Inc.
116 South Franklin Street                    Post Office Box 7365
Post Office Drawer 4365                      Eugene, Oregon 97401-0015
Rocky Mount, North Carolina 27803-0365

Toll-Free Telephone:                         Toll-Free Telephone:

1-800-773-3863                               1-800-525-7222

World Wide Web @:                            World Wide Web @:

nottinghamco.com                             theturnaroundfund.com

Item 2. CODE OF ETHICS.


     Not applicable.





Item 3. AUDIT COMMITTEE FINANCIAL EXPERT.


     Not applicable.





Item 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.


     Not applicable.





Item 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.


     Not applicable.





Item 6. SCHEDULE OF INVESTMENTS.

     A copy of the schedule of investments of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this Form.





Item 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.


     Not applicable.

Item 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.


     Not applicable.





Item 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.


     Not applicable.





Item 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITYHOLDERS.


     None.





Item 11. CONTROLS AND PROCEDURES.


     (a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures are effective based on their evaluation of these disclosure controls and procedures as of a date within 90 days of the filing of this report.

     (b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.




Item 12. EXHIBITS.


     (a)(1) Not applicable.


     (a)(2) Certifications required by Item 12.(a)(2) of Form N-CSR are filed herewith as Exhibit 12.(a)(2).


     (a)(3) Not applicable.

     (b) Certifications required by Item 12.(b) of Form N-CSR are filed herewith as Exhibit 12.(b).

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Turnaround Investment Trust


By: (Signature and Title)        /s/ Arne T. Alsin
                                 _________________________________
                                 Arne T. Alsin
                                 Trustee, Chairman, President and
                                 Principal Executive Officer


Date: October 28, 2006







Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: (Signature and Title)        /s/ Arne T. Alsin
                                 _________________________________
                                 Arne T. Alsin
                                 Trustee, Chairman, President and
                                 Principal Executive Officer
                                 Turnaround Investment Trust

Date: October 28, 2006





By:  (Signature and Title)       /s/ Glenn D. Surowiec
                                 _________________________________
                                 Glenn D. Surowiec
                                 Treasurer and Principal Financial Officer
                                 Turnaround Investment Trust

Date: October 31, 2006